UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

Read instructions at end of form before preparing form.


1.	Name and address of issuer:

IXIS Advisor Funds Trust I
399 Boylston Street
Boston, MA 02116

2.	The name of each series or class of securities for which this
Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):   [  ]

 Loomis Sayles Core Plus Bond Fund


3.	Investment Company Act File Number:	811-04323


Securities Act File Number:	02-98326


4(a).	Last day of fiscal year for which this Form is filed:	September
30, 2006



4(b).	?	 Check box if this Form is being filed late (i.e., more than 90 calendar days
after the end of the issuer?s fiscal year).  (See Instruction
A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	?	Check box if this is the last time the issuer will be filing this
Form.






5.	Calculation of registration fee:

(i)	Aggregate
sale price
of
securities
sold
during the
fiscal year
pursuant
to section
24(f):



$57,094,803
(ii)	Aggregate
price of
securities
redeemed
or
repurchase
d during
the fiscal
year:


$85,263,169

(iii)	Aggregate
price of
securities
redeemed
or
repurchase
d during
any prior
fiscal year
ending no
earlier
than
October
11, 1995
that were
not
previously
used to
reduce
registratio
n fees
payable to
the
Commissi
on:





$165,738,982

(iv)	Total
available
redempti
on
credits
[add
items
5(ii) and
5(iii)]:



$251,002,151
(v)	Net sales ?
if Item 5(i)
is greater
than Item
5(iv)
[subtract
Item 5(iv)
from Item
5(i)]:



$0



(vi)	Redemption
credits
available for
use in future
years  ?  if
Item 5(i)  is
less than
Item 5(iv)
[subtract
Item  5(iv)
from Item
5(i)]:
($193,907,348)


(vii)	Multiplier
for
determinin
g
registratio
n fee (See
Instruction
C.9):



x .000107
(viii)
	Registrati
on fee due
[multiply
Item 5(v)
by Item
5(vii)]
(enter ?0?
if no fee is
due):


=$ 0__
6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: ________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.	Interest due ? if this Form is being filed more than 90 days after the end of the issuer?s fiscal year (see Instruction D):

+

$
0

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
=$_0_

9.	Date the registration fee and any interest payment was sent
to the Commission?s lockbox depository:

Method of Delivery:
[  ]	Wire Transfer
[  ]	Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      __________________________

   Michael Kardok, Treasurer

Date:  _December 22, 2006______

 Please print the name and title of the signing officer below the signature.